CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			132 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the period	$ (750,942)	$ (7,631,636)	$ (5,794,927)	$ (26,535,231)
Items not affecting cash:
Amortization	244,659	304,555	284,413	1,134,057
Amortization of deferred financing costs	0	0	0	46,202
Accretion of asset retirement obligation	16,000	16,000	16,000	72,262
Shares issued for services	0	0	0	202,365
Stock-based compensation	58,055	1,041,591	361,239	2,939,574
Warrant expense (gain)	(338,597)	339,589	0	992
Options receipts in excess of property value	0	(135,000)	(315,000)	(450,000)
Unrealized foreign exchange (gain) loss	11,316	(42,860)	63,965	(433,500)
Realized gain on sale of trading securities	(21,440)	(379,363)	(60,317)	(655,122)
Purchase of trading securities	(174,547)	(82,031)	(1,763,196)	(13,584,464)
Proceeds on sale of trading securities	110,463	1,969,511	240,559	14,237,230
Unrealized gain (loss) on trading securities	193,612	805,953	(212,073)	952,355
Gain on disposal of property	0	0	(260,058)	(356,488)
Write-off of mineral property	0	0	0	26,000
Expenses paid by stockholders	0	0	0	2,700
Write-off of investment	0	0	0	25,000
Changes in non-cash working capital items:
(Increase) decrease in receivables and other assets	(147,712)	221,337	(219,155)	(262,509)
Increase (decrease) in accounts payable and accrued liabilities	(93,595)	(341,353)	228,623	300,219
Increase in due to related party	0	0	0	50,000
Net cash used in operating activities	(892,728)	(3,913,707)	(7,429,927)	(22,288,358)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debentures	0	0	0	900,000
Deferred financing costs	0	0	0	(46,202)
Repurchase of capital stock	(110,546)	(54,831)	0	(330,377)
Issuance of capital stock, net of financing costs	0	1,643,701	1,992,475	24,253,412
Net cash provided by (used in) financing activities	(110,546)	1,588,870	1,992,475	24,776,833
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	0	0	(946,956)	(1,835,129)
Deposit on equipment	0	0	0	(151,506)
Restricted cash	(361)	0	(961)	(221,322)
Oil and gas property expenditures	0	0	0	(250,137)
Acquisition of cash on purchase of subsidiary	0	0	0	11,510
Acquisition of subsidiary	0	0	0	(25,000)
Option payments received	0	135,000	500,000	660,000
Proceeds on disposal of assets	0	0	288,000	628,390
Net cash provided by (used in) investing activities	(361)	135,000	(159,917)	(1,183,194)
Change in cash and cash equivalents during the period	(1,003,635)	(2,189,837)	(5,597,369)	1,305,281
Cash and cash equivalents, beginning of the period	2,308,916	4,498,753	10,096,122	0
Cash and cash equivalents, end of the period	$ 1,305,281	$ 2,308,916	$ 4,498,753	$ 1,305,281